Capital Management Policies and Procedures (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020	[1]	Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Equity	£ 432,723	£ 296,449	[1]	£ 232,098		£ 163,519
Loans and borrowings	0	0
Less: Cash and cash equivalents	(162,806)	(69,884)	[1],[2]	£ (101,327)	[2]	£ (70,172)	[2]
Total Capital	£ 269,917	£ 226,565

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).